Segment Reporting	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segment Reporting	Segment Information
The Company has two operating segments, (1) Digital Mining and (2) Service and Product. The relevant guidance requires that segment disclosures present the measure(s) used by the chief operating decision maker to decide how to allocate resources and for purposes of assessing such segments’ performance.
The Digital Mining segment generates revenue from the digital currency the Company earns through its bitcoin mining activities. The Service and Product segment generates revenue from long-term customer contracts for service contracts and extended service contract and the sale of products related to the Company’s data storage product line.
Digital Mining Segment
The Company generates its digital mining revenue from one mining pool operator. The Company’s revenue from digital mining is generated in the United States.
For the three and nine months ended September 30, 2022 and 2021, the Company had one supplier of mining equipment.
Service and Product Segment
Service and product had the following customers that represented more than 10% of revenue.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Customer A	23.6%	12.8%	21.1%	14.2%
Customer B	12.6%	—%	12.9%	—%
Customer C	13.3%	—%	—%	—%
Customer D	—%	10.2%	—%	—%
Customer E	—%	10.2%	—%	—%
The Company’s revenue from service and product is generated primarily in the United States.
Service and product had the following receivable’s that represented more than 10% of accounts receivable.

	September 30, 2022	December 31, 2021
Customer A	20.5%	26.3%
Customer B	18.1%	10.6%
Customer C	14.9%	—%
Customer D	12.1%	19.6%
Customer E	11.4%	—%
Customer F	—%	25.5%